Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Book Value Non Derivative Financial Liabilities
Trade payables		$ 70,661	$ 95,036
Other current liabilities		84,656	17,681
Lease liabilities including interest payable	[1]	61,428	37,570
Debentures (including interest payable)	[1]	511,030	526,771
Loans from banks and others including interest	[1]	1,023,916	640,348
Financial liabilities - hedging instruments
Financial liabilities		1,751,691	1,317,406
Projected cash fows: Non-derivative financial liabilities
Trade payables		70,661	95,036
Other current liabilities		84,656	17,681
Lease liabilities including interest payable	[1]	140,049	46,938
Debentures (including interest payable)	[1]	559,419	588,997
Loans from banks and others including interest	[1]	1,316,647	793,946
Financial liabilities - hedging instruments
Financial liabilities		2,171,432	1,542,598
Up to 1 year [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		70,661	95,036
Other current liabilities		84,656	17,681
Lease liabilities including interest payable	[1]	4,725	17,812
Debentures (including interest payable)	[1]	65,669	22,413
Loans from banks and others including interest	[1]	173,743	44,142
Financial liabilities - hedging instruments
Financial liabilities		399,454	197,084
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	4,856	2,855
Debentures (including interest payable)	[1]	68,921	66,467
Loans from banks and others including interest	[1]	100,209	74,438
Financial liabilities - hedging instruments
Financial liabilities		173,986	143,760
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	12,923	6,756
Debentures (including interest payable)	[1]	313,293	223,939
Loans from banks and others including interest	[1]	375,479	172,343
Financial liabilities - hedging instruments
Financial liabilities		701,695	403,038
More than five years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	117,545	19,515
Debentures (including interest payable)	[1]	111,536	276,178
Loans from banks and others including interest	[1]	667,216	503,023
Financial liabilities - hedging instruments
Financial liabilities		$ 896,297	$ 798,716

[1]	Includes current portion of long-term liabilities.